Fair Value Measurements Valuation Techniques for Measurement with Unobservable Inputs (Detail) $ in Thousands	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2013 USD ($) $ / MWh	Sep. 30, 2015 USD ($) $ / MWh	Dec. 31, 2014 USD ($) $ / MWh $ / MMBTU	Dec. 31, 2013 $ / MWh $ / MMBTU	Dec. 31, 2012 $ / MWh $ / MMBTU	Jul. 01, 2013 USD ($)	Mar. 31, 2012 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value measurement, sensitivity analysis, hypothetical increase or decrease of market prices, result on fair value		10.00%	10.00%
Fair Value Measurements, Sensitivity Analysis, Hypothetical Increase or Decrease of Market Prices, Result on Fair Value		$ 300	$ (3,900)
Finite-lived Intangible Assets, Fair Value Disclosure			437,600			$ 484,100
Impairment of Intangible Assets (Excluding Goodwill)		$ 6,700
Fair Value Inputs, Comparability Adjustments		11.00%
Carrying Value [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Finite-lived Intangible Assets, Fair Value Disclosure		$ 35,700	$ 62,100
Finite-Lived Intangible Assets, Net						33,600
Portion at Fair Value Measurement [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Finite-lived Intangible Assets, Fair Value Disclosure							$ 3,200
Finite-Lived Intangible Assets, Net						13,500
Priest Rapids Development
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Finite-Lived Intangible Assets, Net						$ 47,100
Wells Project
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Finite-Lived Intangible Assets, Net		$ 42,400
Minimum | Discounted cash flow [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value Inputs, Price Per Megawatt-Hour | $ / MWh	30.85	18.38	19.30
Fair Value Inputs, Power Contract Costs	$ 389	$ 4,100	$ 3,015
Minimum | Discounted cash flow [Member] | Electric portfolio [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value Inputs, Price Per Megawatt-Hour | $ / MWh		13.39	21.79
Minimum | Discounted cash flow [Member] | Natural gas portfolio [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Price (per MMBtu)		1.56	3.11
Maximum | Discounted cash flow [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value Inputs, Price Per Megawatt-Hour | $ / MWh	65.35	27.92	37.06
Fair Value Inputs, Power Contract Costs	$ 6,845	$ 4,659	$ 4,783
Maximum | Discounted cash flow [Member] | Electric portfolio [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value Inputs, Price Per Megawatt-Hour | $ / MWh		30.06	35.46	35.46
Maximum | Discounted cash flow [Member] | Natural gas portfolio [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Price (per MMBtu)		3.13	3.83	3.83
Weighted Average [Member] | Discounted cash flow [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value Inputs, Price Per Megawatt-Hour | $ / MWh	48.47	24.88	29.53
Fair Value Inputs, Power Contract Costs	$ 4,110	$ 4,388	$ 4,469
Weighted Average [Member] | Discounted cash flow [Member] | Electric portfolio [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value Inputs, Price Per Megawatt-Hour | $ / MWh		24.05	32.89		32.89
Weighted Average [Member] | Discounted cash flow [Member] | Natural gas portfolio [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Price (per MMBtu)		2.40	3.28		3.28